SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.


                                                         Unit Value
                                           ---------------------------------------   Percentage Change
                                           December 31, 1999    December 31, 2000      in Unit Value
                                           ------------------   ------------------   -----------------
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........       $16.9479             $15.0127             (11.42)%
   Massachusetts Investors Trust
    Series...............................        11.4626*             11.4730               0.09
   Emerging Growth Series................        25.8976              20.9496             (19.11)
   Government Securities Series..........        11.2728              12.6384              12.11
   Massachusetts Investors Growth Stock
    Series...............................        12.7854              12.0073              (6.09)
   Money Market Series...................        10.3154              10.9303               5.96
   Research Series.......................        13.0662              12.5307              (4.10)
   Total Return Series...................        12.0298              14.0470              16.77
   Utilities Series......................        13.8242              14.7919               7.00
   Global Growth Series..................        20.2495              17.5875             (13.15)
 Fidelity Variable Insurance Products
  Fund
   VIP Equity Income Portfolio...........        12.9522              14.0426               8.42
   VIP Growth Portfolio..................        19.6258              17.4708             (10.98)
   VIP High Income Portfolio.............        11.0037               8.5308             (22.47)
   VIP Money Market Portfolio............        11.7164              12.4472               6.24
 Fidelity Variable Insurance Products
  Fund II
   VIP II Asset Manager: Growth
    Portfolio............................        11.9859              10.4911             (12.47)
   VIP II Contrafund Portfolio...........        17.8118              16.6321              (6.62)
   VIP II Investment Grade Bond
    Portfolio............................        10.5374              11.7196              11.22
   VIP II Index 500 Portfolio............        17.8649              16.2026              (9.30)
 Neuberger Berman Advisers Management
  Trust
   Limited Maturity Bond Portfolio.......        10.9661              11.7100               6.78
   Mid-Cap Growth Portfolio..............        17.4307              16.1304              (7.46)
   Partners Portfolio....................        11.8626              11.9458               0.70
 J.P. Morgan Series Trust II
   J.P. Morgan Bond Portfolio............        11.3436              12.5391              10.54
   J.P. Morgan Equity Portfolio..........        14.9425              13.3017             (10.98)
   J.P. Morgan Small Company Portfolio...        14.8946              13.2085             (11.32)
 Templeton Variable Insurance Products
  Trust Fund
   Templeton Growth Securities Fund......        12.7976*             13.5249               5.68
   Templeton Stock Fund..................        12.5888             --                      n/a
 Dreyfus Variable Investment Fund
   Capital Appreciation Portfolio........        12.3214              12.2411              (0.65)
   Growth and Income Portfolio...........        11.5479*             11.1112              (3.78)
   Small Cap Portfolio...................        10.5506              11.9546              13.31
   Quality Bond Portfolio................        10.2460              11.3935              11.20
 Dreyfus Stock Index Fund................        10.9176               9.9043              (9.28)
 T. Rowe Price Equity Series, Inc.
   T. Rowe Price Equity Income
    Portfolio............................        10.2471              11.0547               7.88
   T. Rowe Price New America Growth
    Portfolio............................        11.6010              10.3686             (10.62)
 AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund....        13.9254*             12.4063             (10.91)
   AIM V.I. Value Fund...................        11.7742              10.0496             (14.65)
 Sun Capital Advisers Trust
   Real Estate Fund......................         9.2632              12.1622              31.30


*Unit Value on the date of the commencement of operations of the Sub-Account.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION
 -- December 31, 2000


                                             Shares         Cost          Value
                                           ----------   ------------   ------------
 ASSETS:
   Investments in Mutual Funds:
     Investments in MFS/Sun Life Series
      Trust:
       Capital Appreciation Series
        ("CAS")..........................      11,069   $    530,032   $    459,935
       Massachusetts Investors Trust
        Series ("CGS")...................       4,001        151,451        140,528
       Emerging Growth Series ("EGS")....      30,188      1,059,743        884,812
       Government Securities Series
        ("GSS")..........................     954,119     12,473,976     12,508,501
       Massachusetts Investors Growth
        Stock Series ("MIS").............      22,926        343,911        332,656
       Money Market Series ("MMS").......  28,066,155     28,066,155     28,066,155
       Research Series ("RES")...........         597         16,266         14,119
       Total Return Series ("TRS").......     130,797      2,485,447      2,575,399
       Utilities Series ("UTS")..........       7,445        144,618        142,020
       Global Growth Series ("WGO")......     160,993      2,966,721      2,973,535
     Investments in Fidelity Variable
      Insurance Products Fund:
       VIP Equity Income Portfolio
        ("FEI")..........................     188,278      4,446,483      4,804,845
       VIP Growth Portfolio ("FGP")......     165,419      7,252,398      7,220,538
       VIP High Income Portfolio
        ("FHI")..........................      18,264        189,899        149,398
       VIP Money Market Portfolio
        ("FMM")..........................     517,711        517,711        517,711
     Investments in Fidelity Variable
      Insurance Products Fund II:
       VIP II Asset Manager: Growth
        Portfolio ("FAM")................      14,567        240,434        209,907
       VIP II Contrafund Portfolio
        ("FCN")..........................      79,813      1,961,039      1,894,761
       VIP II Investment Grade Bond
        Portfolio ("FIG")................      37,493        455,766        472,032
       VIP II Index 500 Portfolio
        ("FIP")..........................      49,181      6,678,838      7,354,002
     Investments in Neuberger Berman
      Advisers Management Trust:
       Limited Maturity Bond Portfolio
        ("NLM")..........................         499          6,427          6,576
       Mid-Cap Growth Portfolio
        ("NMC")..........................     286,914      6,525,648      6,449,827
       Partners Portfolio ("NPP")........      76,231      1,306,689      1,232,647
     Investments in J.P. Morgan Series
      Trust II
       J.P. Morgan Bond Portfolio
        ("JBP")..........................     297,870      3,387,458      3,470,181
       J.P. Morgan Equity Portfolio
        ("JEP")..........................      22,606        376,558        336,834
       J.P. Morgan Small Company
        Portfolio ("JSC")................      42,695        644,299        613,959
     Investments in Templeton Variable
      Insurance Products Trust Fund:
       Templeton Growth Securities Fund
        ("TSF")..........................     106,118      1,394,789      1,460,177
       Templeton Stock Fund ("TSF1").....      --            --             --
     Investments in Dreyfus Variable
      Investment Fund
       Capital Appreciation Portfolio
        ("DCA")..........................       6,414        258,365        249,562
       Growth and Income Portfolio
        ("DGI")..........................       2,683         68,174         63,004
       Small Cap Portfolio ("DSC").......     139,906      5,941,084      5,638,196
       Quality Bond Portfolio ("DQB")....       5,822         63,345         66,313
     Investments in Dreyfus Stock Index
      Fund ("DSI").......................     295,426     10,821,413     10,044,475
     Investments in T. Rowe Price Equity
      Series, Inc.
       T. Rowe Price Equity Income
        Portfolio ("REI")................     684,484     13,377,942     13,381,653
       T. Rowe Price New America Growth
        Portfolio ("RNA")................       6,856        170,653        143,352
     Investments in AIM Variable
      Insurance Funds, Inc.
       AIM V.I. Capital Appreciation Fund
        ("ACA")..........................       3,818        146,814        117,732
       AIM V.I. Value Fund ("AVF").......      13,799        453,087        376,860
     Investments in Sun Capital Advisers
      Trust
       Real Estate Fund ("SRE")..........       8,441         85,036         94,957
                                                        ------------   ------------
         NET ASSETS......................               $115,008,669   $114,467,159
                                                        ============   ============


                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION
 -- December 31, 2000 -- continued

                                                                Units     Unit Value      Value
                                                              ---------   ----------   ------------
NET ASSETS APPLICABLE TO CONTRACT OWNERS:
    CAS.....................................................     30,636     15.0127    $    459,935
    CGS.....................................................     12,248     11.4730         140,528
    EGS.....................................................     42,234     20.9496         884,812
    GSS.....................................................    989,719     12.6384      12,508,501
    MIS.....................................................     27,701     12.0073         332,656
    MMS.....................................................  2,567,848     10.9303      28,066,155
    RES.....................................................      1,127     12.5307          14,119
    TRS.....................................................    183,340     14.0470       2,575,399
    UTS.....................................................      9,603     14.7919         142,020
    WGO.....................................................    169,063     17.5875       2,973,535
    FEI.....................................................    342,157     14.0426       4,804,845
    FGP.....................................................    413,276     17.4708       7,220,538
    FHI.....................................................     17,513      8.5308         149,398
    FMM.....................................................     31,630     12.4472         393,242
    FAM.....................................................     20,005     10.4911         209,907
    FCN.....................................................    113,920     16.6321       1,894,761
    FIG.....................................................     40,277     11.7196         472,032
    FIP.....................................................    453,873     16.2026       7,354,002
    NLM.....................................................        563     11.7100           6,576
    NMC.....................................................    399,848     16.1304       6,449,827
    NPP.....................................................    103,186     11.9458       1,232,647
    JBP.....................................................    276,747     12.5391       3,470,181
    JEP.....................................................     25,322     13.3017         336,834
    JSC.....................................................     46,482     13.2085         613,959
    TSF.....................................................    107,972     13.5249       1,460,177
    TSF1....................................................     --          --             --
    DCA.....................................................     20,620     12.2411         249,562
    DGI.....................................................      5,671     11.1112          63,004
    DSC.....................................................    471,635     11.9546       5,638,196
    DQB.....................................................      5,847     11.3935          66,313
    DSI.....................................................  1,014,144      9.9043      10,044,475
    REI.....................................................  1,210,263     11.0547      13,381,653
    RNA.....................................................     13,825     10.3686         143,352
    ACA.....................................................      9,490     12.4063         117,732
    AVF.....................................................     37,499     10.0496         376,860
    SRE.....................................................      7,805     12.1622          94,957
                                                                                       ------------
      Net Assets Applicable to Contract Owners..............                            114,342,690
                                                                                       ------------
      Net Assets Applicable to Sponsor......................     10,000     12.4472         124,469
                                                                                       ------------
        Total Net Assets............................................................   $114,467,159
                                                                                       ============

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF OPERATIONS -- Year Ended December 31, 2000


                                               CAS         CGS(a)          EGS           GSS           MIS           MMS
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  68,308     $  8,778      $  79,841     $ 40,880      $ 11,932     $   426,106
                                            ---------     --------      ---------     --------      --------     -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 150,672     $  2,080      $ 203,724     $ 41,240      $ 89,634     $47,286,599
     Cost of investments sold............     122,796        2,176        143,176       43,525        73,039      47,286,599
                                            ---------     --------      ---------     --------      --------     -----------
     Net realized gains (losses).........   $  27,876     $    (96)     $  60,548     $ (2,285)     $ 16,595     $   --
                                            ---------     --------      ---------     --------      --------     -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $ (70,097)    $(10,923)     $(174,931)    $ 34,525      $(11,255)    $   --
     Beginning of period.................      84,962       --            185,881      (13,922)       43,002         --
                                            ---------     --------      ---------     --------      --------     -----------
       Change in unrealized appreciation
        (depreciation)...................   $(155,059)    $(10,923)     $(360,812)    $ 48,447      $(54,257)    $   --
                                            ---------     --------      ---------     --------      --------     -----------
     Realized and unrealized gains
      (losses)...........................   $(127,183)    $(11,019)     $(300,264)    $ 46,162      $(37,662)    $   --
                                            ---------     --------      ---------     --------      --------     -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $ (58,875)    $ (2,241)     $(220,423)    $ 87,042      $(25,730)    $   426,106
                                            =========     ========      =========     ========      ========     ===========



                                               RES           TRS           UTS           WGO           FEI           FGP
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 2,833      $ 194,558      $ 9,222      $ 410,764     $250,933     $   688,057
                                             -------      ---------      -------      ---------     --------     -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $12,800      $ 361,504      $14,605      $ 173,836     $388,730     $   515,332
     Cost of investments sold............     12,871        429,345       13,401        109,809      386,511         342,961
                                             -------      ---------      -------      ---------     --------     -----------
     Net realized gains (losses).........    $   (71)     $ (67,841)     $ 1,204      $  64,027     $  2,219     $   172,371
                                             -------      ---------      -------      ---------     --------     -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $(2,147)     $  89,952      $(2,598)     $   6,814     $358,362     $   (31,860)
     Beginning of period.................      1,570       (150,902)       4,230        909,226      174,537       1,669,520
                                             -------      ---------      -------      ---------     --------     -----------
       Change in unrealized appreciation
        (depreciation)...................    $(3,717)     $ 240,854      $(6,828)     $(902,412)    $183,825     $(1,701,380)
                                             -------      ---------      -------      ---------     --------     -----------
     Realized and unrealized gains
      (losses)...........................    $(3,788)     $ 173,013      $(5,624)     $(838,385)    $186,044     $(1,529,009)
                                             -------      ---------      -------      ---------     --------     -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $  (955)     $ 367,571      $ 3,598      $(427,621)    $436,977     $  (840,952)
                                             =======      =========      =======      =========     ========     ===========


(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                               FHI           FMM           FAM           FCN           FIG           FIP
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $ 11,120       $31,041      $  6,123      $ 126,063     $ 30,099     $  113,246
                                            --------       -------      --------      ---------     --------     ----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 75,992       $11,441      $ 21,357      $ 224,590     $ 12,821     $  388,982
     Cost of investments sold............     86,307        11,441        24,585        169,255       13,242        277,286
                                            --------       -------      --------      ---------     --------     ----------
     Net realized gains (losses).........   $(10,315)      $--          $ (3,228)     $  55,335     $   (421)    $  111,696
                                            --------       -------      --------      ---------     --------     ----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $(40,501)      $--          $(30,527)     $ (66,278)    $ 16,266     $  675,164
     Beginning of period.................      2,952        --               288        220,588       (2,155)     1,674,973
                                            --------       -------      --------      ---------     --------     ----------
       Change in unrealized appreciation
        (depreciation)...................   $(43,453)      $--          $(30,815)     $(286,866)    $ 18,421     $ (999,809)
                                            --------       -------      --------      ---------     --------     ----------
     Realized and unrealized gains
      (losses)...........................   $(53,768)      $--          $(34,043)     $(231,531)    $ 18,000     $ (888,113)
                                            --------       -------      --------      ---------     --------     ----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $(42,648)      $31,041      $(27,920)     $(105,468)    $ 48,099     $ (774,867)
                                            ========       =======      ========      =========     ========     ==========



                                               NLM           NMC           NPP           JBP           JEP           JSC
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $       939    $    236      $ 241,094     $ 193,544     $ 12,287     $   10,115
                                           -----------    --------      ---------     ---------     --------     ----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $61,012,066    $ 59,740      $ 595,308     $ 165,259     $ 88,798     $  203,632
     Cost of investments sold............   59,113,929      45,323        738,929       168,671       83,470        135,995
                                           -----------    --------      ---------     ---------     --------     ----------
     Net realized gains (losses).........  $ 1,898,137    $ 14,417      $(143,621)    $  (3,412)    $  5,328     $   67,637
                                           -----------    --------      ---------     ---------     --------     ----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $       149    $(75,821)     $ (74,042)    $  82,723     $(39,724)    $  (30,340)
     Beginning of period.................      --            7,763         25,537       (45,135)      20,258        109,195
                                           -----------    --------      ---------     ---------     --------     ----------
       Change in unrealized appreciation
        (depreciation)...................  $       149    $(83,584)     $ (99,579)    $ 127,858     $(59,982)    $ (139,535)
                                           -----------    --------      ---------     ---------     --------     ----------
     Realized and unrealized gains
      (losses)...........................  $ 1,898,286    $(69,167)     $(243,200)    $ 124,446     $(54,654)    $  (71,898)
                                           -----------    --------      ---------     ---------     --------     ----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ 1,899,225    $(68,931)     $  (2,106)    $ 317,990     $(42,367)    $  (61,783)
                                           ===========    ========      =========     =========     ========     ==========


                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                             TSF(b)        TSF1(c)         DCA         DGI(a)          DSC           DQB
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $ --          $ 182,660      $ 1,645       $ 2,471      $ 349,043      $ 2,869
                                            --------      ---------      -------       -------      ---------      -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $571,429      $ 626,298      $29,206       $ 2,570      $  50,006      $10,761
     Cost of investments sold............    565,576        703,061       29,163         2,592         38,904       10,791
                                            --------      ---------      -------       -------      ---------      -------
     Net realized gains (losses).........   $  5,853      $ (76,763)     $    43       $   (22)     $  11,102      $   (30)
                                            --------      ---------      -------       -------      ---------      -------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $ 65,388      $  --          $(8,803)      $(5,170)     $(302,888)     $ 2,968
     Beginning of period.................     --            105,897         (177)       --              6,081         (197)
                                            --------      ---------      -------       -------      ---------      -------
       Change in unrealized appreciation
        (depreciation)...................   $ 65,388      $(105,897)     $(8,626)      $(5,170)     $(308,969)     $ 3,165
                                            --------      ---------      -------       -------      ---------      -------
     Realized and unrealized gains
      (losses)...........................   $ 71,241      $(182,660)     $(8,583)      $(5,192)     $(297,867)     $ 3,135
                                            --------      ---------      -------       -------      ---------      -------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $ 71,241      $  --          $(6,938)      $(2,721)     $  51,176      $ 6,004
                                            ========      =========      =======       =======      =========      =======



                                               DSI           REI           RNA         ACA(a)          AVF           SRE
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $ 216,734     $  4,477      $ 15,918      $  3,325      $ 17,215       $ 3,902
                                            ---------     --------      --------      --------      --------       -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 431,432     $ 86,477      $  6,155      $ 24,669      $ 17,508       $ 1,623
     Cost of investments sold............     397,197       99,260         5,811        24,466        17,012         1,460
                                            ---------     --------      --------      --------      --------       -------
     Net realized gains (losses).........   $  34,235     $(12,783)     $    344      $    203      $    496       $   163
                                            ---------     --------      --------      --------      --------       -------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $(776,938)    $  3,711      $(27,301)     $(29,082)     $(76,227)      $ 9,921
     Beginning of period.................     216,897      (11,151)        1,521        --             3,120          (157)
                                            ---------     --------      --------      --------      --------       -------
       Change in unrealized appreciation
        (depreciation)...................   $(993,835)    $ 14,862      $(28,822)     $(29,082)     $(79,347)      $10,078
                                            ---------     --------      --------      --------      --------       -------
     Realized and unrealized gains
      (losses)...........................   $(959,600)    $  2,079      $(28,478)     $(28,879)     $(78,851)      $10,241
                                            ---------     --------      --------      --------      --------       -------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $(742,866)    $  6,556      $(12,560)     $(25,554)     $(61,636)      $14,143
                                            =========     ========      ========      ========      ========       =======


(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(b) For the period May 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(c) For the period January 1, 2000 through April 30, 2000 (termination of operations of Sub-Account).


                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     CAS                  CGS(a)                  EGS
                                                                 Sub-Account           Sub-Account            Sub-Account
                                                         ---------------------------   ------------   ---------------------------
                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             2000           1999           2000           2000           1999
                                                         ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).........................   $  68,308       $ 16,738       $  8,778      $  79,841       $    739
  Net realized gains (losses)..........................      27,876            736            (96)        60,548          9,682
  Net unrealized gains (losses)........................    (155,059)        69,877        (10,923)      (360,812)       179,134
                                                          ---------       --------       --------      ---------       --------
      Increase (Decrease) in net assets from
       operations......................................   $ (58,875)      $ 87,351       $ (2,241)     $(220,423)      $189,555
                                                          ---------       --------       --------      ---------       --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.........................   $ 143,697       $ 88,046       $ 20,020      $ 392,768       $ 76,314
    Net transfers between Sub-Accounts.................      31,331         59,089        124,663        228,321        216,689
    Withdrawals, surrenders, annuitizations and
     contract charges..................................     (17,636)        (9,282)        (1,914)       (33,077)        (7,146)
                                                          ---------       --------       --------      ---------       --------
  Increase (Decrease) in net assets from contract owner
   transactions........................................   $ 157,392       $137,853       $142,769      $ 588,012       $285,857
                                                          ---------       --------       --------      ---------       --------
    Increase (Decrease) in net assets..................   $  98,517       $225,204       $140,528      $ 367,589       $475,412
NET ASSETS:
  Beginning of period..................................     361,418        136,214         --            517,223         41,811
                                                          ---------       --------       --------      ---------       --------
  End of period........................................   $ 459,935       $361,418       $140,528      $ 884,812       $517,223
                                                          =========       ========       ========      =========       ========



                                                      GSS                           MIS                           MMS
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2000           1999           2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $    40,880      $ 16,132       $ 11,932       $ --         $   426,106     $   12,356
  Net realized gains (losses)...........       (2,285)       (1,137)        16,595            364         --             --
  Net unrealized gains (losses).........       48,447       (20,658)       (54,257)        43,002         --             --
                                          -----------      --------       --------       --------     ------------    ----------
      Increase (Decrease) in net assets
       from operations..................  $    87,042      $ (5,663)      $(25,730)      $ 43,366     $   426,106     $   12,356
                                          -----------      --------       --------       --------     ------------    ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........  $   270,193      $313,310       $157,038       $111,816     $48,450,390     $  897,156
    Net transfers between
     Sub-Accounts.......................   11,530,718        23,430         (2,826)        84,273     (21,792,259)       262,777
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (26,304)      (13,273)       (30,512)        (4,769)       (178,932)       (11,439)
                                          -----------      --------       --------       --------     ------------    ----------
  Increase (Decrease) in net assets from
   contract owner transactions..........  $11,774,607      $323,467       $123,700       $191,320     $26,479,199     $1,148,494
                                          -----------      --------       --------       --------     ------------    ----------
    Increase (Decrease) in net assets...  $11,861,649      $317,804       $ 97,970       $234,686     $26,905,305     $1,160,850
NET ASSETS:
  Beginning of period...................      646,852       329,048        234,686         --           1,160,850        --
                                          -----------      --------       --------       --------     ------------    ----------
  End of period.........................  $12,508,501      $646,852       $332,656       $234,686     $28,066,155     $1,160,850
                                          ===========      ========       ========       ========     ============    ==========


(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                      RES                           TRS                           UTS
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2000           1999           2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........    $ 2,833        $--           $  194,558     $  195,833      $  9,222       $--
  Net realized gains (losses)...........        (71)            38          (67,841)       (11,756)        1,204           388
  Net unrealized gains (losses).........     (3,717)         1,570          240,854       (144,678)       (6,828)        4,230
                                            -------        -------       ----------     ----------      --------       -------
      Increase (Decrease) in net assets
       from operations..................    $  (955)       $ 1,608       $  367,571     $   39,399      $  3,598       $ 4,618
                                            -------        -------       ----------     ----------      --------       -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........    $11,680        $12,837       $  788,726     $  872,032      $ 93,144       $54,335
    Net transfers between
     Sub-Accounts.......................     (9,656)             1         (124,782)        96,648        10,145        (6,705)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................       (818)          (578)         (65,535)       (52,973)      (14,562)       (2,553)
                                            -------        -------       ----------     ----------      --------       -------
  Increase (Decrease) in net assets from
   contract owner transactions..........    $ 1,206        $12,260       $  598,409     $  915,707      $ 88,727       $45,077
                                            -------        -------       ----------     ----------      --------       -------
    Increase (Decrease) in net assets...    $   251        $13,868       $  965,980     $  955,106      $ 92,325       $49,695
NET ASSETS:
  Beginning of period...................     13,868         --            1,609,419        654,313        49,695        --
                                            -------        -------       ----------     ----------      --------       -------
  End of period.........................    $14,119        $13,868       $2,575,399     $1,609,419      $142,020       $49,695
                                            =======        =======       ==========     ==========      ========       =======



                                                      WGO                           FEI                           FGP
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2000           1999           2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $  410,764     $   53,421     $  250,933     $   84,128     $  688,057     $  289,893
  Net realized gains (losses)...........       64,027         13,086          2,219         21,616        172,371         63,936
  Net unrealized gains (losses).........     (902,412)       881,273        183,825         50,483     (1,701,380)     1,138,794
                                           ----------     ----------     ----------     ----------     ----------     ----------
      Increase (Decrease) in net assets
       from operations..................   $ (427,621)    $  947,780     $  436,977     $  156,227     $ (840,952)    $1,492,623
                                           ----------     ----------     ----------     ----------     ----------     ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........   $  832,248     $  743,442     $1,332,482     $1,800,084     $1,974,381     $2,503,859
    Net transfers between
     Sub-Accounts.......................      218,921         20,392         13,914       (445,069)        37,842       (100,061)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (95,555)       (46,986)      (128,830)      (111,858)      (219,899)      (165,490)
                                           ----------     ----------     ----------     ----------     ----------     ----------
  Increase (Decrease) in net assets from
   contract owner transactions..........   $  955,614     $  716,848     $1,217,566     $1,243,157     $1,792,324     $2,238,308
                                           ----------     ----------     ----------     ----------     ----------     ----------
    Increase (Decrease) in net assets...   $  527,993     $1,664,628     $1,654,543     $1,399,384     $  951,372     $3,730,931
NET ASSETS:
  Beginning of period...................    2,445,542        780,914      3,150,302      1,750,918      6,269,166      2,538,235
                                           ----------     ----------     ----------     ----------     ----------     ----------
  End of period.........................   $2,973,535     $2,445,542     $4,804,845     $3,150,302     $7,220,538     $6,269,166
                                           ==========     ==========     ==========     ==========     ==========     ==========


                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                      FHI                           FMM                           FAM
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2000           1999           2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........    $ 11,120      $  16,590       $ 31,041      $  25,843       $  6,123       $--
  Net realized gains (losses)...........     (10,315)        (3,985)        --             --             (3,228)          (29)
  Net unrealized gains (losses).........     (43,453)         1,376         --             --            (30,815)          288
                                            --------      ---------       --------      ---------       --------       -------
      Increase (Decrease) in net assets
       from operations..................    $(42,648)     $  13,981       $ 31,041      $  25,843       $(27,920)      $   259
                                            --------      ---------       --------      ---------       --------       -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........    $ 65,728      $  96,271       $ --          $ 243,917       $ 94,906       $ 6,389
    Net transfers between
     Sub-Accounts.......................      (9,250)      (125,515)          (772)      (187,845)       149,743         8,929
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (8,281)        (8,324)       (11,353)       (14,221)       (21,745)         (654)
                                            --------      ---------       --------      ---------       --------       -------
  Increase (Decrease) in net assets from
   contract owner transactions..........    $ 48,197      $ (37,568)      $(12,125)     $  41,851       $222,904       $14,664
                                            --------      ---------       --------      ---------       --------       -------
    Increase (Decrease) in net assets...    $  5,549      $ (23,587)      $ 18,916      $  67,694       $194,984       $14,923
NET ASSETS:
  Beginning of period...................     143,849        167,436        498,795        431,101         14,923        --
                                            --------      ---------       --------      ---------       --------       -------
  End of period.........................    $149,398      $ 143,849       $517,711      $ 498,795       $209,907       $14,923
                                            ========      =========       ========      =========       ========       =======



                                                      FCN                           FIG                           FIP
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2000           1999           2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $  126,063      $ 21,709       $ 30,099       $ --          $  113,246     $   77,078
  Net realized gains (losses)...........       55,335        17,346           (421)           (65)        111,696        242,668
  Net unrealized gains (losses).........     (286,866)      122,915         18,421         (2,155)       (999,809)       976,661
                                           ----------      --------       --------       --------      ----------     ----------
      Increase (Decrease) in net assets
       from operations..................   $ (105,468)     $161,970       $ 48,099       $ (2,220)     $ (774,867)    $1,296,407
                                           ----------      --------       --------       --------      ----------     ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........   $  572,637      $361,996       $ --           $216,815      $  487,964     $2,751,116
    Net transfers between
     Sub-Accounts.......................      515,154       (41,751)            12        233,259         (75,795)      (208,570)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (57,375)      (31,364)       (12,833)       (11,100)       (264,099)      (234,696)
                                           ----------      --------       --------       --------      ----------     ----------
  Increase (Decrease) in net assets from
   contract owner transactions..........   $1,030,416      $288,881       $(12,821)      $438,974      $  148,070     $2,307,850
                                           ----------      --------       --------       --------      ----------     ----------
    Increase (Decrease) in net assets...   $  924,948      $450,851       $ 35,278       $436,754      $ (626,797)    $3,604,257
NET ASSETS:
  Beginning of period...................      969,813       518,962        436,754         --           7,980,799      4,376,542
                                           ----------      --------       --------       --------      ----------     ----------
  End of period.........................   $1,894,761      $969,813       $472,032       $436,754      $7,354,002     $7,980,799
                                           ==========      ========       ========       ========      ==========     ==========


                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                      NLM                           NMC                           NPP
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2000           1999           2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $       939      $  1,845      $      236      $--           $  241,094     $   33,511
  Net realized gains (losses)...........    1,898,137        (1,283)         14,417          127         (143,621)       (23,884)
  Net unrealized gains (losses).........          149          (489)        (83,584)       7,763          (99,579)        74,269
                                          ------------     --------      ----------      -------       ----------     ----------
      Increase (Decrease) in net assets
       from operations..................  $ 1,899,225      $     73      $  (68,931)     $ 7,890       $   (2,106)    $   83,896
                                          ------------     --------      ----------      -------       ----------     ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........  $14,999,946      $  3,519      $  211,822      $36,642       $  280,683     $  568,576
    Net transfers between
     Sub-Accounts.......................  (16,368,242)      (34,632)      6,275,791       (2,311)        (429,960)      (193,236)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................     (524,353)         (741)         (9,587)      (1,489)         (32,279)       (43,019)
                                          ------------     --------      ----------      -------       ----------     ----------
  Increase (Decrease) in net assets from
   contract owner transactions..........  $(1,892,649)     $(31,854)     $6,478,026      $32,842       $ (181,556)    $  332,321
                                          ------------     --------      ----------      -------       ----------     ----------
    Increase (Decrease) in net assets...  $     6,576      $(31,781)     $6,409,095      $40,732       $ (183,662)    $  416,217
NET ASSETS:
  Beginning of period...................           --        31,781          40,732       --            1,416,309      1,000,092
                                          ------------     --------      ----------      -------       ----------     ----------
  End of period.........................  $     6,576      $     --      $6,449,827      $40,732       $1,232,647     $1,416,309
                                          ============     ========      ==========      =======       ==========     ==========



                                                      JBP                           JEP                           JSC
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2000           1999           2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $  193,544     $   38,128      $ 12,287       $ 24,316      $  10,115      $   8,658
  Net realized gains (losses)...........       (3,412)        (3,212)        5,328          2,929         67,637         (3,046)
  Net unrealized gains (losses).........      127,858        (51,685)      (59,982)        15,268       (139,535)       120,407
                                           ----------     ----------      --------       --------      ---------      ---------
      Increase (Decrease) in net assets
       from operations..................   $  317,990     $  (16,769)     $(42,367)      $ 42,513      $ (61,783)     $ 126,019
                                           ----------     ----------      --------       --------      ---------      ---------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........   $1,668,080     $  874,712      $ 93,876       $155,378      $  98,442      $ 175,595
    Net transfers between
     Sub-Accounts.......................      (16,081)       (25,002)      (47,263)       (45,294)       209,562       (232,970)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (77,681)       (48,051)      (13,242)       (10,709)       (11,212)       (16,242)
                                           ----------     ----------      --------       --------      ---------      ---------
  Increase (Decrease) in net assets from
   contract owner transactions..........   $1,574,318     $  801,659      $ 33,371       $ 99,375      $ 296,792      $ (73,617)
                                           ----------     ----------      --------       --------      ---------      ---------
    Increase (Decrease) in net assets...   $1,892,308     $  784,890      $ (8,996)      $141,888      $ 235,009      $  52,402
NET ASSETS:
  Beginning of period...................    1,577,873        792,983       345,830        203,942        378,950        326,548
                                           ----------     ----------      --------       --------      ---------      ---------
  End of period.........................   $3,470,181     $1,577,873      $336,834       $345,830      $ 613,959      $ 378,950
                                           ==========     ==========      ========       ========      =========      =========


                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                            TSF(b)                TSF1(c)                         DCA
                                                         Sub-Account            Sub-Account                   Sub-Account
                                                         ------------   ---------------------------   ---------------------------
                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             2000           2000           1999           2000           1999
                                                         ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).........................   $  --          $ 182,660      $  49,240       $  1,645       $   716
  Net realized gains (losses)..........................        5,853       (76,763)       (15,425)            43            35
  Net unrealized gains (losses)........................       65,388      (105,897)       128,581         (8,626)         (177)
                                                          ----------     ---------      ---------       --------       -------
      Increase (Decrease) in net assets from
       operations......................................   $   71,241     $  --          $ 162,396       $ (6,938)      $   574
                                                          ----------     ---------      ---------       --------       -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.........................   $  716,067     $  46,232      $ 305,091       $102,919       $84,406
    Net transfers between Sub-Accounts.................      700,677      (842,185)      (120,364)       106,004            28
    Withdrawals, surrenders, annuitizations and
     contract charges..................................      (27,808)      (13,005)       (23,726)       (28,019)       (9,412)
                                                          ----------     ---------      ---------       --------       -------
  Increase (Decrease) in net assets from contract owner
   transactions........................................   $1,388,936     $(808,958)     $ 161,001       $180,904       $75,022
                                                          ----------     ---------      ---------       --------       -------
    Increase (Decrease) in net assets..................   $1,460,177     $(808,958)     $ 323,397       $173,966       $75,596
NET ASSETS:
  Beginning of period..................................      --            808,958        485,561         75,596        --
                                                          ----------     ---------      ---------       --------       -------
  End of period........................................   $1,460,177     $  --          $ 808,958       $249,562       $75,596
                                                          ==========     =========      =========       ========       =======



                                                            DGI(a)                  DSC                           DQB
                                                         Sub-Account            Sub-Account                   Sub-Account
                                                         ------------   ---------------------------   ---------------------------
                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             2000           200            1999           2000           1999
                                                         ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).........................    $ 2,471       $  349,043      $--            $  2,869       $ 1,154
  Net realized gains (losses)..........................        (22)          11,102         (979)            (30)            1
  Net unrealized gains (losses)........................     (5,170)        (308,969)       6,081           3,165          (197)
                                                           -------       ----------      -------        --------       -------
      Increase (Decrease) in net assets from
       operations......................................    $(2,721)      $   51,176      $ 5,102        $  6,004       $   958
                                                           -------       ----------      -------        --------       -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.........................    $17,164       $  560,098      $61,004        $ 30,929       $40,487
    Net transfers between Sub-Accounts.................     51,149        4,997,407      (10,803)              1        --
    Withdrawals, surrenders, annuitizations and
     contract charges..................................     (2,588)         (24,011)      (1,777)        (10,783)       (1,283)
                                                           -------       ----------      -------        --------       -------
  Increase (Decrease) in net assets from contract owner
   transactions........................................    $65,725       $5,533,494      $48,424        $ 20,147       $39,204
                                                           -------       ----------      -------        --------       -------
    Increase (Decrease) in net assets..................    $63,004       $5,584,670      $53,526        $ 26,151       $40,162
NET ASSETS:
  Beginning of period..................................     --               53,526       --              40,162        --
                                                           -------       ----------      -------        --------       -------
  End of period........................................    $63,004       $5,638,196      $53,526        $ 66,313       $40,162
                                                           =======       ==========      =======        ========       =======


(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(b) For the period May 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(c) For the period January 1, 2000 through April 30, 2000 (termination of operations of Sub-Account).


                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                      DSI                           REI                           RNA
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2000           1999           2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $   216,734     $   27,435    $     4,477      $  3,752       $ 15,918       $ 1,529
  Net realized gains (losses)...........       34,235           (981)       (12,783)       (1,032)           344          (719)
  Net unrealized gains (losses).........     (993,835)       216,897         14,862       (11,151)       (28,822)        1,521
                                          -----------     ----------    -----------      --------       --------       -------
      Increase (Decrease) in net assets
       from operations..................  $  (742,866)    $  243,351    $     6,556      $ (8,431)      $(12,560)      $ 2,331
                                          -----------     ----------    -----------      --------       --------       -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........  $ 7,505,749     $1,676,584    $    22,585      $ 42,160       $ 54,596       $24,658
    Net transfers between
     Sub-Accounts.......................      857,290        723,185     13,270,888        51,428         77,431           602
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................     (178,762)       (40,056)        (1,846)       (1,687)        (2,805)         (901)
                                          -----------     ----------    -----------      --------       --------       -------
  Increase (Decrease) in net assets from
   contract owner transactions..........  $ 8,184,277     $2,359,713    $13,291,627      $ 91,901       $129,222       $24,359
                                          -----------     ----------    -----------      --------       --------       -------
    Increase (Decrease) in net assets...  $ 7,441,411     $2,603,064    $13,298,183      $ 83,470       $116,662       $26,690
NET ASSETS:
  Beginning of period...................    2,603,064        --              83,470        --             26,690        --
                                          -----------     ----------    -----------      --------       --------       -------
  End of period.........................  $10,044,475     $2,603,064    $13,381,653      $ 83,470       $143,352       $26,690
                                          ===========     ==========    ===========      ========       ========       =======



                                                            ACA(a)                  AVF                           SRE
                                                         Sub-Account            Sub-Account                   Sub-Account
                                                         ------------   ---------------------------   ---------------------------
                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             2000           2000           1999           2000           1999
                                                         ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).........................    $  3,325       $ 17,215       $   772        $ 3,902         $  236
  Net realized gains (losses)..........................         203            496            58            163             (5)
  Net unrealized gains (losses)........................     (29,082)       (79,347)        3,120         10,078           (157)
                                                           --------       --------       -------        -------         ------
      Increase (Decrease) in net assets from
       operations......................................    $(25,554)      $(61,636)      $ 3,950        $14,143         $   74
                                                           --------       --------       -------        -------         ------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.........................    $ 45,403       $227,248       $47,123        $35,947         $4,497
    Net transfers between Sub-Accounts.................      99,636        166,194        13,399         41,773           (113)
    Withdrawals, surrenders, annuitizations and
     contract charges..................................      (1,753)       (17,483)       (1,935)        (1,364)        --
                                                           --------       --------       -------        -------         ------
  Increase (Decrease) in net assets from contract owner
   transactions........................................    $143,286       $375,959       $58,587        $76,356         $4,384
                                                           --------       --------       -------        -------         ------
    Increase (Decrease) in net assets..................    $117,732       $314,323       $62,537        $90,499         $4,458
NET ASSETS:
  Beginning of period..................................      --             62,537        --              4,458         --
                                                           --------       --------       -------        -------         ------
  End of period........................................    $117,732       $376,860       $62,537        $94,957         $4,458
                                                           ========       ========       =======        =======         ======


(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.


During 2000, the Templeton Stock Fund was closed and the funds were moved to the Templeton Growth Securities Fund.


The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger Berman Advisers Management Trust, J.P. Morgan Series Trust II, Templeton Variable Insurance Products Trust Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, T. Rowe Price Equity Series, Inc., AIM Variable Insurance Funds, Inc. and Sun Capital Advisers Trust. Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENT VALUATIONS
Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. Realized gains and losses on sales of shares are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(3) CONTRACT CHARGES


The Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal Deferred Acquisition Cost ("DAC") tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of the premium in most states (Kentucky charges 7%). The DAC tax charge is 1.25% of the premium. The sales load is 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. A portion of the sales load is refunded for surrenders in the first three policy years.



The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Tables.



The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The daily deduction is currently 0.0016389% (which is equivalent to an annual rate of 0.60%) for policies in their first ten policy years, 0.0005474% (which is equivalent to an annual rate of 0.20%) for the next ten policy years and 0.0002738% (which is equivalent to an annual rate of 0.10%) for policies in policy years twenty-one and beyond.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(4) UNITS ACTIVITY FROM PARTICIPANT TRANSACTIONS


                                 Units Outstanding                                           Units Transferred
                                 Beginning of Year              Units Purchased            Between Sub-Accounts
                            ---------------------------   ---------------------------   ---------------------------
                                Year           Year           Year           Year           Year           Year
                               Ended          Ended          Ended          Ended          Ended          Ended
                            December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
Sub-Accounts                    2000           1999           2000           1999           2000           1999
------------                ------------   ------------   ------------   ------------   ------------   ------------
CAS.......................     21,325         10,660           8,189         6,528            2,136        4,820
CGS(a)....................     --             --               1,889        --               10,524       --
EGS.......................     19,972          2,838          15,423         4,390            8,173       13,133
GSS.......................     57,382         28,642          22,084        27,845          912,497        2,074
MIS.......................     18,354         --              11,922        10,765             (300)       8,040
MMS.......................    112,538         --           4,563,470        87,693       (2,091,354)      25,960
RES.......................      1,061         --                 880         1,112             (753)      --
TRS.......................    133,786         55,937          65,996        74,038          (11,235)       8,235
UTS.......................      3,595         --               6,343         4,370              658         (402)
WGO.......................    120,770         64,502          41,732        57,783           11,837        1,889
FEI.......................    243,225        143,740         107,077       143,020            1,797      (34,888)
FGP.......................    319,434        177,748         100,954       158,594            3,935       (6,477)
FHI.......................     13,073         16,457           6,330         8,913           (1,089)     (11,529)
FMM.......................     32,578         28,692          --            21,693          --           (16,561)
FAM.......................      1,243         --               8,257           569           12,414          733
FCN.......................     54,448         36,202          32,965        23,174           29,770       (2,910)
FIG.......................     41,448         --              --            20,475          --            22,028
FIP.......................    446,730        295,225          26,680       178,054           (4,182)     (11,909)
NLM.......................     --              2,941       1,310,725           325       (1,264,375)      (3,198)
NMC.......................      2,337         --              10,885         2,847          387,132         (395)
NPP.......................    119,392         90,519          24,286        48,750          (37,728)     (16,164)
JBP.......................    139,098         69,180         145,717        76,407           (1,491)      (2,247)
JEP.......................     23,144         16,179           6,339        11,028           (3,243)      (3,276)
JSC.......................     25,442         31,656           7,012        16,256           14,811      (20,958)
TSF(b)....................     --             --              55,047        --               55,063       --
TSF1(c)...................     64,260         49,794           3,650        27,536          (66,894)     (10,852)
DCA.......................      6,135         --                 784         6,907            6,231       --
DGI(a)....................     --             --               1,513        --                4,383       --
DSC.......................      5,073         --              49,426         6,511          419,157       (1,247)
DQB.......................      3,920         --               2,957         4,047          --            --
DSI.......................    238,427         --             713,855       171,041           78,609       71,377
REI.......................      8,149         --               2,202         3,780        1,200,093        4,527
RNA.......................      2,301         --               4,934         2,358            6,843           29
ACA(a)....................     --             --               3,012        --                6,596       --
AVF.......................      5,311         --              19,556         4,390           14,183        1,104
SRE.......................        481         --               3,604           494            3,844       --
Unit Activity
 From Sponsor
 Transactions.............     10,000         10,000          --            --              --            --

                                  Units Withdrawn
                                  Surrendered and
                                   Canceled for                Unit Outstanding
                                 Contract Charges                 End of Year
                            ---------------------------   ---------------------------
                                Year           Year           Year           Year
                               Ended          Ended          Ended          Ended
                            December 31,   December 31,   December 31,   December 31,
Sub-Accounts                    2000           1999           2000           1999
------------                ------------   ------------   ------------   ------------
CAS.......................     (1,014)          (683)         30,636        21,325
CGS(a)....................       (165)        --              12,248        --
EGS.......................     (1,334)          (389)         42,234        19,972
GSS.......................     (2,244)        (1,179)        989,719        57,382
MIS.......................     (2,275)          (451)         27,701        18,354
MMS.......................    (16,806)        (1,115)      2,567,848       112,538
RES.......................        (61)           (51)          1,127         1,061
TRS.......................     (5,207)        (4,424)        183,340       133,786
UTS.......................       (993)          (373)          9,603         3,595
WGO.......................     (5,276)        (3,404)        169,063       120,770
FEI.......................     (9,942)        (8,647)        342,157       243,225
FGP.......................    (11,047)       (10,431)        413,276       319,434
FHI.......................       (801)          (768)         17,513        13,073
FMM.......................       (948)        (1,246)         31,630        32,578
FAM.......................     (1,909)           (59)         20,005         1,243
FCN.......................     (3,263)        (2,018)        113,920        54,448
FIG.......................     (1,171)        (1,055)         40,277        41,448
FIP.......................    (15,355)       (14,640)        453,873       446,730
NLM.......................    (45,787)           (68)            563        --
NMC.......................       (506)          (115)        399,848         2,337
NPP.......................     (2,764)        (3,713)        103,186       119,392
JBP.......................     (6,577)        (4,242)        276,747       139,098
JEP.......................       (918)          (787)         25,322        23,144
JSC.......................       (783)        (1,512)         46,482        25,442
TSF(b)....................     (2,138)        --             107,972        --
TSF1(c)...................     (1,016)        (2,218)         --            64,260
DCA.......................      7,470           (772)         20,620         6,135
DGI(a)....................       (225)        --               5,671        --
DSC.......................     (2,021)          (191)        471,635         5,073
DQB.......................     (1,030)          (127)          5,847         3,920
DSI.......................    (16,747)        (3,991)      1,014,144       238,427
REI.......................       (181)          (158)      1,210,263         8,149
RNA.......................       (253)           (86)         13,825         2,301
ACA(a)....................       (118)        --               9,490        --
AVF.......................     (1,551)          (183)         37,499         5,311
SRE.......................       (124)           (13)          7,805           481
Unit Activity
 From Sponsor
 Transactions.............     --             --              10,000        10,000


(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(b) For the period May 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(c) For the period January 1, 2000 through April 30, 2000 (termination of operations of Sub-Account).

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(5) INVESTMENT PURCHASES AND SALES
The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2000:


                                                               Purchases       Sales
                                                              -----------   -----------
MFS/sun Life Series Trust
  Capital Appreciation Series...............................  $  376,372    $  150,672
  Massachusetts Investors Trust Series......................     153,627         2,080
  Emerging Growth Series....................................     871,577       203,724
  Government Securities Series..............................  11,856,727        41,240
  Massachusetts Investors Growth Stock Series...............     225,266        89,634
  Money Market Series.......................................  74,191,904    47,286,599
  Research Series...........................................      16,839        12,800
  Total Return Series.......................................   1,154,471       361,504
  Utilities Series..........................................     112,554        14,605
  Global Growth Series......................................   1,540,214       173,836
Fidelity Variable Insurance Products Fund
  VIP Equity Income Portfolio...............................   1,857,229       388,730
  VIP Growth Portfolio......................................   2,995,713       515,332
  VIP High Income Portfolio.................................     135,309        75,992
  VIP Money Market Portfolio................................      30,357        11,441
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager: Growth Portfolio....................     250,384        21,357
  VIP II Contrafund Portfolio...............................   1,381,069       224,590
  VIP II Investment Grade Bond Portfolio....................      30,099        12,821
  VIP II Index 500 Portfolio................................     650,298       388,982
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio...........................  59,120,356    61,012,066
  Mid-Cap Growth Portfolio..................................   6,538,002        59,740
  Partners Portfolio........................................     654,846       595,308
J.P. Morgan Series Trust II
  J.P. Morgan Bond Portfolio................................   1,933,121       165,259
  J.P. Morgan Equity Portfolio..............................     134,456        88,798
  J.P. Morgan Small Company Portfolio.......................     510,539       203,632
Templeton Variable Insurance Products Trust Fund
  Templeton Growth Securities Fund..........................   1,960,365       571,429
  Templeton Stock Fund......................................      --           626,298
Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio............................     211,755        29,206
  Growth and Income Portfolio...............................      70,766         2,570
  Small Cap Portfolio.......................................   5,932,543        50,006
  Quality Bond Portfolio....................................      33,777        10,761
Dreyfus Stock Index Fund....................................   8,832,443       431,432
T. Rowe Price Equity Series, Inc.
  T. Rowe Price Equity Income Portfolio.....................  13,382,581        86,477
  T. Rowe Price New America Growth Portfolio................     151,295         6,155
AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund........................     171,280        24,669
  AIM V.I. Value Fund.......................................     410,682        17,508
Sun Capital Advisers Trust
  Real Estate Fund..........................................      81,881         1,623

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):


We have audited the accompanying statement of condition of MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Global Growth Sub-Account, Fidelity VIP Equity Income Sub-Account, Fidelity VIP Growth Sub-Account, Fidelity VIP High Income Sub-Account, Fidelity VIP Money Market Sub-Account, Fidelity VIP II Asset
Manager: Growth Sub-Account, Fidelity VIP II Contrafund Sub-Account, Fidelity VIP II Investment Grade Bond Sub-Account, Fidelity VIP II Index 500 Sub-Account, Neuberger Berman Advisers Management Limited Maturity Bond Sub-Account, Neuberger Berman Advisers Management Mid-Cap Growth Sub-Account, Neuberger Berman Advisers Management Partners Sub-Account, J.P. Morgan Bond Sub-Account, J.P. Morgan Equity Sub-Account, J.P. Morgan Small Company Sub-Account, Templeton Growth Securities Fund Sub-Account, Templeton Stock Fund Sub-Account, Dreyfus Variable Investment Capital Appreciation Sub-Account, Dreyfus Variable Investment Growth and Income Sub-Account, Dreyfus Variable Investment Small Cap Sub-Account, Dreyfus Variable Investment Quality Bond Sub-Account, Dreyfus Stock Index Sub-Account, T. Rowe Price Equity Income Sub-Account, T. Rowe Price New America Growth Sub-Account, AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Value Sub-Account and Sun Capital Advisers Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts at December 31, 2000, the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


Boston, Massachusetts
February 9, 2001

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, Vice Chairman and Director
JAMES A. McNULTY, III, President and Director
S. CAESAR RABOY, Director
JAMES C. BAILLIE, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
WILLIAM W. STINSON, Director
PETER F. DEMUTH, Vice President,
  Chief Counsel and Assistant Secretary
DAVEY S. SCOON, Vice President, Finance
  and Treasurer
ELLEN B. KING, Counsel and Secretary
ROBERT P. VROLYK, Vice President and Actuary
JAMES M.A. ANDERSON, Vice President, Investments
RONALD FERNANDES, Vice President,
  Retirement Product & Services
ROBIN L. CAMARA, Vice President, Human Resources
  and Administrative Services
MARK W. DETORA, Vice President,
  Individual Insurance
JAMES R. SMITH, Vice President and
  Chief Information Officer


SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

CORPORATE MARKETS:
One Sun Life Executive Park
Wellesley Hills, MA 02481

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park, Wellesley Hills, MA 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

                           SUN LIFE CORPORATE VUL-SM-

                       ANNUAL REPORT - DECEMBER 31, 2000


                                 PROFESSIONALLY MANAGED LIFE INSURANCE ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                MEMBER OF THE SUN LIFE FINANCIAL
                                                              GROUP OF COMPANIES